Licensing Arrangement and Supply Chain Agreement (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Royalty income	$ 10	$ 8	$ 24	$ 21
Supply chain	40	39	81	45
Product sales		$ 129	1,016	129
PIP Study [Member]
Statement Line Items [Line Items]
Licensee costs			$ 310	621
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing			70.00%
Supply chain			$ 85	$ 33